Lease Obligations - Schedule of Lease Obligations (Details) (10K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Lease obligations	$ 4,440,434	$ 2,352,878	$ 2,400,565	$ 3,790,147
Less current portion	(2,091,533)	(1,426,425)	(1,416,446)
Long-term portion	$ 2,348,901	$ 926,453	$ 984,119